STOCKHOLDERS' EQUITY (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Number Outstanding	3,340,959	2,609,811
Stock Options Number Exercisable	1,360,374	459,437
Exercise Price 0.05 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Exercise Price	$ 0.05	$ 0.05
Stock Options Number Outstanding	72,876	72,876
Stock Options Outstanding Weighted Average Remaining Contractual Term	7 years 4 days	7 years 3 months 4 days
Stock Options Outstanding Weighted Average Exercise Price	$ 0.05	$ 0.05
Stock Options Number Exercisable	57,693	53,138
Stock Options Exercisable Weighted Average Exercise Price	$ 0.05	$ 0.05
Exercise Price 0.26 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Exercise Price	$ 0.26	$ 0.26
Stock Options Number Outstanding	1,061,248	1,061,248
Stock Options Outstanding Weighted Average Remaining Contractual Term	9 years 11 days	9 years 3 months 11 days
Stock Options Outstanding Weighted Average Exercise Price	$ 0.26	$ 0.18
Stock Options Number Exercisable	529,867	395,882
Stock Options Exercisable Weighted Average Exercise Price	$ 0.26	$ 0.18
Exercise Price 0.73 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Exercise Price	$ 0.73	$ 0.73
Stock Options Number Outstanding	1,475,687	1,475,687
Stock Options Outstanding Weighted Average Remaining Contractual Term	9 years 7 months 17 days	9 years 10 months 13 days
Stock Options Outstanding Weighted Average Exercise Price	$ 0.73	$ 0.73
Stock Options Number Exercisable	41,666	10,417
Stock Options Exercisable Weighted Average Exercise Price	$ 0.73	$ 0.73
Exercise Price 1.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Exercise Price	$ 1.00
Stock Options Number Outstanding	731,148
Stock Options Outstanding Weighted Average Remaining Contractual Term	1 year 3 months 7 days
Stock Options Outstanding Weighted Average Exercise Price	$ 1.00
Stock Options Number Exercisable	731,148
Stock Options Exercisable Weighted Average Exercise Price	$ 1.00